Goldman Sachs Equity Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Equity Income Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	16.15%	8.50%	(4.11%)	22.21%	3.81%	25.38%